                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                            811-2264

Exact name of registrant as specified in charter:              Lincoln National Income Fund, Inc.

Address of principal executive offices:                        2005 Market Street
                                                               Philadelphia, PA 19103

Name and address of agent for service:                         David F. Connor, Esq.
                                                               2005 Market Street
                                                               Philadelphia, PA 19103

Registrant's telephone number, including area code:            (800) 523-1918

Date of fiscal year end:                                       December 31

Date of reporting period:                                      September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
LINCOLN NATIONAL INCOME FUND, INC.
September 30, 2005

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(DEGREE)    VALUE (U.S.$)
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.65%
  Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24                               USD              $    39,546        $    43,114
  Freddie Mac Series 2890 PC 5.00% 7/15/30                                                               310,000            304,618
  GNMA Series 2003-5 B 4.486% 10/16/25                                                                   290,000            285,337
                                                                                                                          ---------
  TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $644,595)                                                          633,069
                                                                                                                          =========

  AGENCY MORTGAGE-BACKED SECURITIES- 0.23%
  Fannie Mae S.F. 30 yr TBA 7.00% 10/1/35                                                                210,000            219,844
                                                                                                                          ---------
  TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $220,172)                                                                   219,844
                                                                                                                          =========

  AGENCY OBLIGATIONS- 0.48%
  Freddie Mac 5.875% 3/21/11                                                                             440,000            464,056
                                                                                                                          ---------
  TOTAL AGENCY OBLIGATIONS (COST $468,054)                                                                                  464,056
                                                                                                                          =========

  COLLATERALIZED BOND OBLIGATIONS- 1.07% = @
  (BULLET)Ares Leveraged Investment Fund Series 2 B2 CBO 7.914% 10/31/05                                 530,000            530,000
  #Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                      507,046            513,068
                                                                                                                          ---------
  TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $1,004,146)                                                                 1,043,068
                                                                                                                          =========

  COLLATERALIZED DEBT OBLIGATIONS- 0.36% @
  #Merrill Lynch Series 1998 Pilgrim 2 144A 6.623% 9/23/09                                                53,017             53,600
  =#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09                                             290,000            294,234
                                                                                                                          ---------
  TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $360,598)                                                                     347,834
                                                                                                                          =========

  COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.48%
  Banc of America Commercial Mortgage Securities Series 2005-1 A3 4.877% 11/10/42                        130,000            129,915
  #Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                     250,000            252,003
  General Electric Capital Commercial Mortgage Trust Series 2005-C2 A2 4.706% 5/10/43                    130,000            129,207
  JPMorgan Chase Commercial Mortgage Securities Series 2002-C2 A2 5.05% 12/12/34                         180,000            181,058
  #Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34                                    195,000            187,441
  Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38                                         245,000            245,749
  #Tower Series 2004-2A A 144A 4.232% 12/15/14                                                           320,000            311,428
                                                                                                                          ---------
  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,420,075)                                                           1,436,801
                                                                                                                          =========

  CORPORATE BONDS- 77.05%
  Banking - 7.31%
  #Banco Santander 144A
      (BULLET)4.148% 12/9/09                                                                             295,000            294,032
      5.375% 12/9/14                                                                                     430,000            432,969
  Bank of America 4.375% 12/1/10                                                                          15,000             14,741
  (BULLET)Barclays Bank 6.278% 12/29/49                                                                  320,000            315,280
  BB&T Capital Trust I 5.85% 8/18/35                                                                     410,000            405,741
  (BULLET)#BNP Paribas 144A 5.186% 6/29/49                                                               340,000            334,443
  Citigroup 5.875% 2/22/33                                                                               330,000            340,025
  Deutsche Bank Financial 5.375% 3/2/15                                                                  355,000            364,339
  Fifth Third Bank 4.75% 2/1/15                                                                          450,000            441,700
  (BULLET)#HBOS 144A 5.92% 9/29/49                                                                       300,000            301,292
  #Mizuho Financial Group 144A 5.79% 4/15/14                                                             430,000            448,642
  PNC Funding 6.125% 2/15/09                                                                             295,000            307,772
  Popular North America 4.25% 4/1/08                                                                     135,000            133,324
  Popular North America Capital Trust I 6.564% 9/15/34                                                   380,000            399,855
  (BULLET)#Rabobank Capital Funding II 144A 5.26% 12/29/49                                               460,000            462,050
  (BULLET)RBS Capital Trust I 4.709% 12/29/49                                                            370,000            357,536
  (STAR)(BULLET)#Skandinaviska Enskilda 144A 8.125% 9/29/49                                              285,000            293,640
  #Sovereign Bancorp 144A 4.80% 9/1/10                                                                   320,000            318,069
  (BULLET)#Sumitomo Mitsui 144A 5.625% 7/29/49                                                           420,000            418,773
  (BULLET)#United Overseas Bank 144A 5.375% 9/3/19                                                       370,000            373,554
  Wilmington Trust 4.875% 4/15/13                                                                        365,000            361,192
                                                                                                                          ---------
                                                                                                                          7,118,969
                                                                                                                          ---------
  Basic Industry - 6.15%
  Abitibi Consolidated
     6.95% 12/15/06                                                                                      116,000            118,320
     7.875% 8/1/09                                                                                        75,000             74,813
  Alcan 5.75% 6/1/35                                                                                     175,000            172,655
  Bowater 9.00% 8/1/09                                                                                   175,000            185,500
  Donohue Forrest Products 7.625% 5/15/07                                                                520,000            540,800
  Georgia-Pacific 8.875% 5/15/31                                                                         415,000            492,883
  Ispat Inland 9.75% 4/1/14                                                                              395,000            460,175
  Lubrizol 4.625% 10/1/09                                                                                545,000            536,240

  Newmont Gold 8.91% 1/5/09                                                                              194,382            203,412
  Newmont Mining 5.875% 4/1/35                                                                           480,000            472,070
  Norske Skog 8.625% 6/15/11                                                                             345,000            348,450
  Placer Dome 6.45% 10/15/35                                                                             385,000            406,526
  #Southern Peru Copper 144A 7.50% 7/27/35                                                               620,000            622,922
  Stone Container
     9.25% 2/1/08                                                                                        190,000            194,750
     9.75% 2/1/11                                                                                        510,000            520,200
  Teck Cominco 6.125% 10/1/35                                                                            110,000            108,234
  Temple-Inland 5.003% 5/17/07                                                                           535,000            535,139
                                                                                                                         ----------
                                                                                                                          5,993,089
                                                                                                                         ----------
  Brokerage - 3.65%
  Amvescap 4.50% 12/15/09                                                                                440,000            433,175
  E Trade Financial 8.00% 6/15/11                                                                         95,000             98,563
  #E Trade Financial 144A 8.00% 6/15/11                                                                  255,000            264,563
  Goldman Sachs
     6.125% 2/15/33                                                                                      540,000            563,973
     6.345% 2/15/34                                                                                      670,000            700,432
  Lehman Brothers Holdings 4.50% 7/26/10                                                                 390,000            385,091
  Merrill Lynch 5.00% 1/15/15                                                                            280,000            278,994
  Morgan Stanley
     (BULLET)3.98% 11/24/06                                                                              160,000            160,243
     4.75% 4/1/14                                                                                        700,000            676,497
                                                                                                                         ----------
                                                                                                                          3,561,531
                                                                                                                         ----------
  Capital Goods - 1.01%
  Allied Waste North America 9.25% 9/1/12                                                                207,000            225,113
  #Sealed Air 144A 5.375% 4/15/08                                                                        430,000            432,358
  Tyco International Group 6.00% 11/15/13                                                                250,000            264,523
  York International 6.625% 8/15/06                                                                       60,000             60,850
                                                                                                                         ----------
                                                                                                                            982,844
                                                                                                                         ----------
  Communications - 10.37%
  AT&T Wireless Services 8.75% 3/1/31                                                                    705,000            954,480
  BellSouth
     4.20% 9/15/09                                                                                       770,000            755,750
     6.00% 11/15/34                                                                                       95,000             95,725
  Citizens Communications
     7.625% 8/15/08                                                                                      200,000            211,500
     9.25% 5/15/11                                                                                       235,000            259,088
  Comcast 5.65% 6/15/35                                                                                  235,000            220,429
  Cox Communications 4.625% 1/15/10                                                                      380,000            371,901
  CSC Holdings
     8.125% 7/15/09                                                                                       80,000             81,000
     8.125% 8/15/09                                                                                      220,000            222,750
     10.50% 5/15/16                                                                                       95,000            102,719
  (STAR)France Telecom 8.75% 3/1/31                                                                      190,000            255,409
  GTE Hawaiian Telephone 7.375% 9/1/06                                                                   380,000            382,850
  #Hanarotelecom 144A 7.00% 2/1/12                                                                       300,000            296,535
  Insight Midwest 10.50% 11/1/10                                                                         300,000            316,500
  Liberty Media
     (BULLET)5.37% 9/17/06                                                                               267,000            269,288
     5.70% 5/15/13                                                                                       415,000            379,732
  MCI
     6.908% 5/1/07                                                                                       435,000            439,350
     7.688% 5/1/09                                                                                       165,000            171,600
  Nextel Communications 6.875% 10/31/13                                                                  285,000            302,782
  SBC Communications
     4.125% 9/15/09                                                                                      545,000            531,737
     6.15% 9/15/34                                                                                       480,000            492,888
  Sprint Capital
     6.375% 5/1/09                                                                                       400,000            420,318
     8.75% 3/15/32                                                                                       600,000            807,015
  #Telecom Italia Capital 144A 4.00% 1/15/10                                                             235,000            225,869
  Time Warner Entertainment 8.375% 3/15/23                                                               284,000            345,342
  Time Warner Telecom 9.75% 7/15/08                                                                      170,000            172,975
  Verizon Global
     4.90% 9/15/15                                                                                        95,000             93,073
     5.85% 9/15/35                                                                                       555,000            547,719
  Vodafone Group 5.375% 1/30/15                                                                          370,000            379,293
                                                                                                                         ----------
                                                                                                                         10,105,617
                                                                                                                         ----------
  Consumer Cyclical - 7.55%
  ArvinMeritor 6.625% 6/15/07                                                                            225,000            225,000
  (BULLET)Centex 3.95% 8/1/07                                                                            200,000            200,249
  Corrections Corporation of America 7.50% 5/1/11                                                        345,000            357,506
  (BULLET)DaimlerChrysler 4.314% 9/10/07                                                                 210,000            210,611
  Dana Corporation 5.85% 1/15/15                                                                         255,000            201,292
  Ford Motor 7.45% 7/16/31                                                                               895,000            702,575

  Ford Motor Credit
     5.625% 10/1/08                                                                                      315,000            297,863
     5.70% 1/15/10                                                                                       530,000            481,901
     6.625% 6/16/08                                                                                      385,000            376,518
     7.00% 10/1/13                                                                                       565,000            524,734
  General Motors Acceptance Corporation
     (BULLET)4.559% 7/16/07                                                                              600,000            583,749
     6.75% 12/1/14                                                                                       400,000            348,504
  Hilton Hotels 7.625% 5/15/08                                                                           370,000            393,540
  Jones Apparel 4.25% 11/15/09                                                                           220,000            208,636
  Limited Brands
     5.25% 11/1/14                                                                                       135,000            126,418
     6.95% 3/1/33                                                                                        140,000            136,724
  #Neiman-Marcus 144A 10.375% 10/15/15                                                                   265,000            265,000
  Office Depot 6.25% 8/15/13                                                                             240,000            247,809
  Time Warner 8.18% 8/15/07                                                                              215,000            227,929
  Visteon
     7.00% 3/10/14                                                                                       425,000            370,813
     8.25% 8/1/10                                                                                        845,000            806,976
  Wendy's International 6.35% 12/15/05                                                                    60,000             60,203
                                                                                                                         ----------
                                                                                                                          7,354,550
                                                                                                                         ----------
  Consumer Non-Cyclical - 7.83%
  Albertson's 8.00% 5/1/31                                                                               675,000            616,230
  Altria Group 7.65% 7/1/08                                                                              385,000            411,582
  #AmerisourceBergen 144A
     5.625% 9/15/12                                                                                      375,000            371,249
     5.875% 9/15/15                                                                                      325,000            322,563
  #Baxter Finco BV 144A 4.75% 10/15/10                                                                   500,000            496,927
  Biovail 7.875% 4/1/10                                                                                  245,000            255,413
  #Genentech 144A 4.75% 7/15/15                                                                          135,000            132,662
  HCA 5.50% 12/1/09                                                                                      300,000            295,340
  Kraft Foods
     4.125% 11/12/09                                                                                     790,000            771,039
     6.50% 11/1/31                                                                                        55,000             61,214
  Medco Health Solutions 7.25% 8/15/13                                                                   450,000            496,692
  MedPartners 7.375% 10/1/06                                                                             605,000            619,369
  #Medtronic 144A 4.375% 9/15/10                                                                         240,000            237,265
  Merck
     4.75% 3/1/15                                                                                        250,000            241,239
     5.95% 12/1/28                                                                                       225,000            230,846
  #Miller Brewing 144A
      4.25% 8/15/08                                                                                      440,000            434,041
      5.50% 8/15/13                                                                                      435,000            446,160
  Pilgrim's Pride 9.625% 9/15/11                                                                         205,000            221,400
  Schering-Plough 5.55% 12/1/13                                                                          225,000            232,382
  WellPoint
     3.75% 12/14/07                                                                                      335,000            328,353
     4.25% 12/15/09                                                                                      170,000            166,444
  Wyeth 5.50% 2/1/14                                                                                     235,000            241,212
                                                                                                                         ----------
                                                                                                                          7,629,622
                                                                                                                         ----------
  Electric - 8.38%
  Avista 9.75% 6/1/08                                                                                    300,000            333,056
  (BULLET)Avista Capital Trust III 6.50% 4/1/34                                                          170,000            172,458
  BVPS II Funding 8.33% 12/1/07                                                                          656,000            678,193
  Dominion Resources
     (BULLET)4.30% 9/28/07                                                                               565,000            565,165
     6.30% 3/15/33                                                                                       455,000            473,615
     7.195% 9/15/14                                                                                      260,000            292,693
  Duke Capital 5.668% 8/15/14                                                                            460,000            467,952
  Entergy Gulf States 5.12% 8/1/10                                                                       325,000            320,152
  FPL Group Capital 4.086% 2/16/07                                                                       240,000            238,500
  Pacific Gas & Electric 6.05% 3/1/34                                                                  1,100,000          1,148,382
  PacifiCorp 7.00% 7/15/09                                                                               500,000            538,457
  #Power Contract Financing 144A
      5.20% 2/1/06                                                                                       147,911            148,267
      6.256% 2/1/10                                                                                      345,000            352,569
  PSEG Energy Holdings 7.75% 4/16/07                                                                     500,000            513,750
  (BULLET)SCANA 4.02% 3/1/08                                                                             470,000            470,333
  Southern California Edison 6.00% 1/15/34                                                               625,000            669,129
  TECO Energy 7.20% 5/1/11                                                                               285,000            303,525
  #Tenaska Alabama Partners 144A 7.00% 6/30/21                                                           100,000            101,751
  TXU Energy 7.00% 3/15/13                                                                               345,000            375,087
                                                                                                                         ----------
                                                                                                                          8,163,034
                                                                                                                         ----------

Energy - 4.88%
  #Canadian Oil Sands 144A 4.80% 8/10/09                                                                 165,000            163,683
  EnCana 6.50% 8/15/34                                                                                   240,000            270,192
  Halliburton 5.50% 10/15/10                                                                             270,000            279,121
  Naftogaz Ukrainy 8.125% 9/30/09                                                                        400,000            424,880
  Nexen 5.875% 3/10/35                                                                                   295,000            290,158
  Petroleum Geo-Services 8.00% 11/5/06                                                                   136,500            138,343
  #Ras Laffan Liquid Natural Gas III 144A 5.838% 9/30/27                                                 345,000            346,801
  SEACOR Holdings 7.20% 9/15/09                                                                          400,000            416,962
  (BULLET)Secunda International 11.599% 9/1/12                                                           360,000            381,600
  SESI 8.875% 5/15/11                                                                                    125,000            132,500
  Siberian Oil 10.75% 1/15/09                                                                            475,000            550,383
  Smith International 7.00% 9/15/07                                                                      655,000            679,760
  Tesoro 8.00% 4/15/08                                                                                   360,000            377,100
  Tyumen Oil 11.00% 11/6/07                                                                              270,000            300,645
                                                                                                                         ----------
                                                                                                                          4,752,128
                                                                                                                         ----------
  Finance - 4.98%
  American General Finance 4.875% 7/15/12                                                                460,000            454,194
  Capital One Bank 5.75% 9/15/10                                                                         365,000            377,508
  Capital One Financial 4.738% 5/17/07                                                                   410,000            409,994
  HSBC
     4.625% 9/15/10                                                                                      400,000            395,304
     5.00% 6/30/15                                                                                       190,000            187,219
  #Mantis Reef 144A 4.799% 11/3/09                                                                       385,000            379,391
  MBNA 5.00% 6/15/15                                                                                     335,000            331,807
  Nuveen Investments 5.00% 9/15/10                                                                       280,000            277,514
  #Residential Capital 144A
     6.375% 6/30/10                                                                                      495,000            501,981
     6.875% 6/30/15                                                                                      800,000            838,617
  (BULLET)#Resona Preferred Global Securities 144A 7.191% 12/29/49                                       675,000            700,018
                                                                                                                         ----------
                                                                                                                          4,853,547
                                                                                                                         ----------
  Industrial  - 0.12%
  Trimas 9.875% 6/15/12                                                                                  145,000            119,625
                                                                                                                         ----------
                                                                                                                            119,625
                                                                                                                         ----------
  Insurance - 9.77%
  Aspen Insurance 6.00% 8/15/14                                                                          310,000            310,556
  #Farmers Exchange Capital 144A 7.05% 7/15/28                                                           365,000            377,938
  #Farmers Insurance Exchange 144A
      6.00% 8/1/14                                                                                       260,000            263,823
      8.625% 5/1/24                                                                                      435,000            520,892
  #Liberty Mutual 144A
      5.75% 3/15/14                                                                                      420,000            411,068
      7.00% 3/15/34                                                                                      145,000            143,842
  Marsh & McLennan
     (BULLET)3.71% 7/13/07                                                                               475,000            473,065
     5.15% 9/15/10                                                                                       175,000            174,054
     5.375% 3/15/07                                                                                      450,000            451,139
     5.375% 7/15/14                                                                                       55,000             53,276
     5.75% 9/15/15                                                                                       530,000            525,437
     5.875% 8/1/33                                                                                       630,000            572,461
  MetLife
     5.00% 6/15/15                                                                                       370,000            365,921
     5.70% 6/15/35                                                                                       380,000            379,096
  #Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                        305,000            372,248
  #Nippon Life Insurance 144A 4.875% 8/9/10                                                              615,000            609,891
  ^(BULLET)#North Front Pass-Through Trust 144A 5.81% 12/15/24                                         1,000,000          1,007,476
  (BULLET)#Oil Insurance 144A 5.15% 8/15/33                                                              645,000            641,508
  St. Paul Travelers 5.01% 8/16/07                                                                       655,000            656,028
  ^(BULLET)#Twin Reefs Pass-Through Trust 144A 4.728% 12/31/49                                           400,000            399,176
  Willis Group
     5.125% 7/15/10                                                                                      385,000            385,120
     5.625% 7/15/15                                                                                      435,000            433,006
                                                                                                                         ----------
                                                                                                                          9,527,021
                                                                                                                         ----------
  Natural Gas - 2.58%
  Atmos Energy
     (BULLET)3.974% 10/15/07                                                                             490,000            490,513
     4.00% 10/15/09                                                                                      360,000            347,530
  Enterprise Products Operating
     4.00% 10/15/07                                                                                      330,000            323,556
     4.625% 10/15/09                                                                                     275,000            268,974
  Northern Border Pipeline 6.25% 5/1/07                                                                  335,000            342,435
  (BULLET)Sempra Energy 4.29% 5/21/08                                                                    245,000            245,791
  Valero Logistics Operations 6.05% 3/15/13                                                              475,000            494,360
                                                                                                                         ----------
                                                                                                                          2,513,159
                                                                                                                         ----------
  Real Estate - 0.61%
  Developers Diversified Realty 4.625% 8/1/10                                                            610,000            596,092
                                                                                                                         ----------
                                                                                                                            596,092
                                                                                                                         ----------
  Technology - 0.09%
  Motorola 7.625% 11/15/10                                                                                80,000             90,637
                                                                                                                         ----------
                                                                                                                             90,637
                                                                                                                         ----------

  Transportation - 1.77%
  American Airlines 6.817% 5/23/11                                                                       230,000            211,051
  Continental Airlines 6.503% 6/15/11                                                                    490,000            472,136
  #Erac USA Finance 144A 7.35% 6/15/08                                                                   415,000            440,161
  ++United Airlines
     7.73% 7/1/10                                                                                        214,836            205,288
     8.70% 10/7/08                                                                                       674,207            394,944
                                                                                                                         ----------
                                                                                                                          1,723,580
                                                                                                                         ----------
  TOTAL CORPORATE BONDS (COST $75,213,230)                                                                               75,085,045
                                                                                                                         ==========

  FOREIGN AGENCIES- 1.68%
  Canada Housing Trust No 1 3.75% 3/15/10                                           CAD                  476,000            410,932
  #Pemex Master Trust 144A 6.625% 6/15/35                                           USD                  485,000            477,604
  Pemex Project Funding Master Trust 6.125% 8/15/08                                                      725,000            748,563
                                                                                                                         ----------
  TOTAL FOREIGN AGENCIES (COST $1,636,645)                                                                                1,637,099
                                                                                                                         ==========
  MUNICIPAL BONDS- 4.07%
  American Eagle Northwest 4.97% 12/15/18                                                                130,000            128,762
  California State 5.00% 2/1/33                                                                          410,000            423,251
  California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                   335,000            352,041
  Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                    410,000            447,958
  Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                       185,000            198,751
  Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
     5.625% 6/1/38                                                                                       310,000            349,336
  Illinois State Taxable Pension 5.10% 6/1/33                                                            300,000            296,643
  Liberty Development Goldman 5.25% 10/1/35                                                              455,000            508,054
  New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             345,000            373,766
  New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                       235,000            252,150
  Oregon State Taxable Pension 5.892% 6/1/27                                                             345,000            374,939
  West Virginia Economic Development Authority
     5.37% 7/1/20 (MBIA)                                                                                 115,000            119,211
     6.07% 7/1/26                                                                                        135,000            143,195
                                                                                                                         ----------
  TOTAL MUNICIPAL BONDS (COST $3,839,624)                                                                                 3,968,057
                                                                                                                         ==========
  NON-AGENCY ASSET-BACKED SECURITIES- 1.58%
  Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                     285,000            272,164
  #GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                      86,405             85,865
  #MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                      235,783            235,783
  Mid-State Trust Series 11 A1 4.864% 7/15/38                                                            125,380            119,788
  Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                                          97,780            101,053
  Renaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                                    340,000            336,497
  #Sharp Net Interest Margin Trust 144A
     Series 2003-HE1N 6.90% 11/25/33                                                                      15,809             15,800
     Series 2004-2N Note 144A 7.00% 1/25/34                                                               68,507             68,507
     Series 2004-IM1N N1 144A 6.85% 3/25/34                                                               46,177             46,177
  Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                          279,631            258,157
                                                                                                                         ----------
  TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $1,531,115)                                                              1,539,791
                                                                                                                         ==========
  NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.92%
  (BULLET)MASTR Adjustable Rate Mortgage Trust 2004-10 2A2 4.989% 10/25/34                               295,231            297,162
  (BULLET)Washington Mutual Series 2005-AR3 A1 5.07% 3/25/35                                             608,447            601,584
                                                                                                                         ----------
  TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $909,692)                                                      898,746
                                                                                                                         ==========
  PRIVATE PLACEMENT SECURITIES - DEBT - 3.10% =
  #Anglo Irish Bank Series A 144A 9.10% 9/30/06                                                        1,000,000          1,043,000
  ++Continental Auto Receivables Series A 12.00% 12/31/05                                                500,000             40,000
  Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12                                         500,000            539,623
  #Deloitte & Touche Series B 144A 7.41% 10/1/11                                                         636,627            652,097
  #New Boston Garden 144A 8.45% 9/22/15                                                                  708,701            749,835
  ++Zelenka Evergreen 13.75% 5/4/07                                                                      582,184                  0
                                                                                                                         ----------
  TOTAL PRIVATE PLACEMENT SECURITIES - DEBT (COST $3,855,041)                                                             3,024,555
                                                                                                                         ==========
  REGIONAL AUTHORITY- 0.17%
  Canada - 0.17%
  Ontario Province 4.50% 3/8/15                                                     CAD                  179,000            157,911
  Quebec Province 5.00% 12/1/15                                                     CAD                   11,000              9,958
                                                                                                                         ----------
  TOTAL REGIONAL AUTHORITY (COST $162,608)                                                                                  167,869
                                                                                                                         ==========
  OSENIOR SECURED LOANS - 1.57% @
  #Centerpoint Energy Bank Loan 13.242% 11/12/05                                    USD                1,000,000          1,016,250
  #Qwest Communications Bank Loan Tranch A 8.10% 6/30/07                                                 500,000            516,250
                                                                                                                         ----------
  TOTAL SHORT SALES (COST $1,552,500)                                                                                     1,532,500
                                                                                                                         ==========
  SOVEREIGN DEBT- 4.44%
  Brazil - 0.39%
  Republic of Brazil 12.50% 1/5/16                                                  BRL                  874,000            377,785
                                                                                                                         ----------
                                                                                                                            377,785
                                                                                                                         ----------

  El Salvador - 0.26%
  Republic of El Salvador 7.65% 6/15/35                                             USD                  240,000            253,228
                                                                                                                         ----------
                                                                                                                            253,228
                                                                                                                         ----------
  Germany - 0.68%
  Deutsche Bundesrepublik 5.00% 7/4/11                                              EUR                 $497,000            667,161
                                                                                                                         ----------
                                                                                                                            667,161
                                                                                                                         ----------
  Norway - 0.94%
  Norwegian Government 5.00% 5/15/15                                                NOK                5,299,000            903,748
                                                                                                                         ----------
                                                                                                                            903,748
                                                                                                                         ----------
  Russia - 0.30%
  ^@Russian Paris Club Participation Note 1.925% 8/20/20                            JPY               33,110,403            297,819
                                                                                                                         ----------
                                                                                                                            297,819
                                                                                                                         ----------
  Sweden - 0.64%
  Sweden Government
     4.00% 12/1/02                                                                  SEK                2,250,000            306,000
     4.50% 8/12/15                                                                  SEK                1,295,000            187,650
     5.00% 12/1/20                                                                  SEK                  810,000            127,599
                                                                                                                         ----------
                                                                                                                            621,249
                                                                                                                         ----------
  United Kingdom - 0.93%
  U.K. Treasury
     8.00% 9/27/13                                                                  GBP                  203,000            447,784
     8.00% 6/7/21                                                                   GBP                  184,000            460,099
                                                                                                                         ----------
                                                                                                                            907,883
                                                                                                                         ----------
  Venezuela - 0.29%
  Venezuela Government International 9.375% 1/13/34                                 USD                  240,000            284,760
                                                                                                                         ----------
                                                                                                                            284,760
                                                                                                                         ----------
  TOTAL SOVEREIGN DEBT (COST $4,341,196)                                                                                  4,313,633
                                                                                                                         ==========
  U.S. TREASURY OBLIGATIONS- 0.80%
  8U.S. Treasury Bond 5.375% 2/15/31                                                                     445,000            498,678
  U.S. Treasury Notes
     4.125% 8/15/10                                                                                      150,000            149,373
     4.25% 8/15/15                                                                                       135,000            134,199
                                                                                                                         ----------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $784,276)                                                                           782,250
                                                                                                                         ==========

                                                                                                       NUMBER OF
                                                                                                       SHARES
  LIMITED PARTNERSHIP- 0.01%
  @=#KBSI Partnership                                                                                          1              8,615
                                                                                                                            -------
  TOTAL LIMITED PARTNERSHIP (COST $0)                                                                                         8,615
                                                                                                                            =======

  PREFERRED STOCK- 0.19%
  Nexen 7.35%                                                                                              7,065            185,174
                                                                                                                            -------
  TOTAL PREFERRED STOCK (COST $176,625)                                                                                     185,174
                                                                                                                            =======
  PRIVATE PLACEMENT SECURITIES - EQUITY - 0.00%= @
  CIC Acquisition (Conso International) PIK for Preferred Stock 12.00%                                       368                  0
  +CIC Acquisition (Conso International) Warrants for Preferred Stock, exercise price
     $0.01, expiration date 3/1/10                                                                           347                  0
  +CIC Acquisition (Conso International) Warrants For Preferred Stock (Clawback
     Provision), exercise price $0.01, expiration date 3/1/10                                                437                  0
  +WPM Holdings, exercies price $0.02, expiration date 3/31/10                                               201                  0
                                                                                                                            -------
  TOTAL PRIVATE PLACEMENT SECURITIES - EQUITY (COST $39,204)                                                                      0
                                                                                                                            =======
  WARRANT- 0.00%
  +#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                              975                  0
                                                                                                                            -------
  TOTAL WARRANT (COST $82,941)                                                                                                    0
                                                                                                                            =======

  TOTAL MARKET VALUE OF SECURITIES - 99.84%
     (cost $98,242,337)                                                                                                  97,288,006
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (SEE NOTES)- 0.16%                                                       159,612
                                                                                                                        -----------
  NET ASSETS APPLICABLE TO 7,476,103 SHARES OUTSTANDING - 100.00%                                                       $97,447,618
                                                                                                                        ===========

(degree)Principal amount shown is stated in the currency in which each foreign bond is denominated.

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
SEK - Swedish Krona
USD - U.S. Dollar

+        Non-income producing security for the period ended September 30, 2005.
++       Non-income producing security. Security is currently in default.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."
= Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At September 30, 2005, 14 securities were fair valued which represented 4.48% of the Fund's net assets.
o Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
(BULLET) Variable rate securities. The interest rate shown is the rate as of
         September 30, 2005.
(STAR) Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September 30, 2005.
@ Illiquid security. See Note 6 in "Notes." At September 30, 2005, 12 securities were deemed illiquid which represented 3.31% of the Fund's net assets.
8 Fully or partially pledged as collateral for financial futures contracts.
^ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PIK - Pay-in-Kind
S.F. - Singe Family
TBA - To Be Announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
                                                                                                                        UNREALIZED
                                                                        VALUE OF CONTRACT                              APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)               IN EXCHANGE FOR                AT 9/30/05          SETTLEMENT DATE       (DEPRECIATION)
------------------------------               ---------------                ----------          ---------------       --------------
     (258,700) British Pounds                  US $466,439                  $(456,079)              11/10/05             $10,360
     (264,100) British Pounds                  US $476,164                   (465,599)              11/10/05              10,565
            (104) Canadian Dollars             US $     89                        (90)              11/10/05                  (1)
     (452,200) Canadian Dollars                US $380,816                   (389,446)              11/10/05              (8,630)
     (279,000) European Monetary Units         US $335,637                   (335,915)              10/31/05                (278)
    3,801,136 Japanese Yens                    US $ 34,743                    (33,643)              11/10/05               1,100
 (53,455,000) Japanese Yens                    US $473,497                   (473,124)              11/10/05                 373
  (3,389,700) Norwegian Kroner                 US $527,137                   (518,421)              11/10/05               8,716
  (1,487,000) Swedish Krona                    US $195,044                   (192,388)              11/10/05               2,656
                                                                                                                         -------
                                                                                                                         $24,861
                                                                                                                         =======
FUTURES CONTRACTS(2)

                                                                                                                  UNREALIZED
CONTRACTS                                     NOTIONAL               NOTIONAL                                    APPRECIATION
TO BUY (SELL)                                   COST                  VALUE                EXPIRATION DATE      (DEPRECIATION)
-------------                                   ----                  -----                ---------------      --------------
  72  U.S. Treasury 10 year notes            $8,023,160            $7,914,375                 12/31/05            $(108,785)
(12) U.S. Treasury long bond                 (1,381,333)           (1,372,875)                12/31/05                8,458
                                                                                                                  ---------
                                                                                                                  $(100,327)
                                                                                                                  =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 4 in "Notes."
(2) See Note 5 in "Notes."

-------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day a security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closure, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's Securities Valuation Committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of September 30, 2005, the Fund held $4,370,472 in fair valued securities, representing 4.48% of net assets of the Fund.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

Distributions to shareholders are declared and paid quarterly.

2.  RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which Private Placement Securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                                                               Date of
                                                              Purchase          Share            Cost                Fair Value
LIMITED PARTNERSHIP
-------------------
KBSI                                                          1/10/98             1              $   0                 $8,615
                                                                                                 -----                 ------
                                                                                                 $   0                 $8,615
                                                                                                 -----                 ------
PRIVATE PLACEMENTS
------------------
                                                                Date of
                                                                Purchase          Par             Cost               Fair Value
PRIVATE PLACEMENT SECURITIES - DEBT
-----------------------------------
Anglo Irish Bank 9.10% 9/30/06                                  9/30/94      $ 1,000,000        $1,000,000           $1,043,000
Continental Auto Receivables Series A 12.00% 4/30/05            7/29/99          500,000           483,674               40,000
Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12  10/2/98          500,000           500,000              539,623
Deloitte & Touche LLP 7.41% 10/1/11                             9/25/96          636,627           636,627              652,097
New Boston Garden Corporation 8.45% 9/22/15                     9/22/95          708,701           708,701              749,835
Zelenka Evergreen 13.75% 5/4/07                                  5/4/00          582,184           526,040                    -
                                                                                                ----------           ----------
Total Private Placement - Debt                                                                  $3,855,042           $3,024,555
                                                                                                ----------           ----------

                                                                Date of
                                                                Purchase          Par             Cost              Fair Value
PRIVATE PLACEMENT SECURITIES - EQUITY
CIC Acquisition (Conso International)                            3/6/00              368        $        0           $        0
CIC Acquisition (Conso International) Warrants                   3/6/00              437            39,204                    0
CIC Acquisition (Conso International) Warrants                   3/6/00              347                 0                    0
WPM Holdings                                                   10/30/98              201                 0                    0
                                                                                                ----------           ----------
Total Private Placement - Equity                                                                $   39,204           $        0
                                                                                                ----------           ----------

3. INVESTMENTS

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                               $98,460,288
                                                  -----------
Aggregate unrealized appreciation                   1,728,227
Aggregate unrealized depreciation                  (2,900,509)
                                                  -----------
Net unrealized depreciation                       $(1,172,282)
                                                  -----------

4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain
(loss) is included in liabilities net of receivables and other assets.

5.  FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

6. MARKET AND CREDIT RISK
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 23.80% of total net assets. Rule 144A securities comprising 2.46% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. Illiquid securities have been denoted in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Patrick P. Coyne, certify that:

1.       I have reviewed this report on Form N-Q of Lincoln National Income
         Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Patrick P. Coyne
----------------------------------
By:      Patrick P. Coyne
Title:   President
Date:    November 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Lincoln National Income
         Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    November 28, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL INCOME FUND, INC.


         Patrick P. Coyne
-----------------------------
By:      Patrick P. Coyne
Title:   President
Date:    November 28, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Patrick P. Coyne
-----------------------------
By:      Patrick P. Coyne
Title:   President
Date:    November 28, 2005



         Michael P. Bishof
-----------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    November 28, 2005